UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number   811-02671

DWS Municipal Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
 (Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2010

ITEM 1.	REPORT TO STOCKHOLDERS

NOVEMBER 30, 2010 Semiannual Report to Shareholders

DWS Strategic High Yield Tax-Free Fund

Contents
4 Performance Summary
7 Information About Your Fund's Expenses
9 Portfolio Summary
11 Investment Portfolio
32 Statement of Assets and Liabilities
34 Statement of Operations
35 Statement of Cash Flows
36 Statement of Changes in Net Assets
37 Financial Highlights
42 Notes to Financial Statements
53 Investment Management Agreement Approval
58 Summary of Management Fee Evaluation by Independent Fee Consultant
62 Account Management Resources
63 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality and non-rated securities present greater risk of loss than investments in higher-quality securities. The fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the fund's gains or losses. Although the fund seeks income that is federally tax-free, a portion of the fund's distributions may be subject to federal, state and local taxes, including the alternative minimum tax. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary November 30, 2010
Average Annual Total Returns as of 11/30/10
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	0.52%	6.44%	3.36%	3.86%	5.15%
Class B	0.14%	5.64%	2.56%	3.08%	4.33%
Class C	0.14%	5.65%	2.60%	3.09%	4.35%
Adjusted for the Maximum Sales Charge
Class A (max 2.75% load)	-2.25%	3.51%	2.40%	3.28%	4.85%
Class B (max 4.00% CDSC)	-3.79%	2.64%	1.96%	2.91%	4.33%
Class C (max 1.00% CDSC)	-0.84%	5.65%	2.60%	3.09%	4.35%
No Sales Charges						Life of Institutional Class*
Class S	0.64%	6.69%	3.59%	4.11%	5.30%	N/A
Institutional Class	0.66%	6.67%	3.64%	4.14%	N/A	4.72%
Barclays Capital Municipal Bond Index+	1.11%	4.76%	4.86%	4.67%	5.30%	4.61%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

* Institutional Class shares commenced operations on August 19, 2002. Index returns began on August 31, 2002.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2010 are 1.05%, 1.82%, 1.84%, 0.98% and 0.79% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

A portion of the Fund's distributions may be subject to federal, state and local taxes and the alternative minimum tax.
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Strategic High Yield Tax-Free Fund — Class A [] Barclays Capital Municipal Bond Index+

Yearly periods ended November 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Barclays Capital Municipal Bond Index is an unmanaged, market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value: 11/30/10	$12.00	$12.00	$12.01	$12.01	$12.01
5/31/10	$12.23	$12.23	$12.24	$12.24	$12.24
Distribution Information: Six Months as of 11/30/10: Income Dividends	$.30	$.25	$.25	$.31	$.31
November Income Dividend	$.0507	$.0432	$.0432	$.0532	$.0534
SEC 30-day Yield++ as of 11/30/10	4.57%	3.94%	3.94%	4.95%	4.97%
Tax Equivalent Yield++ as of 11/30/10	7.03%	6.06%	6.06%	7.62%	7.65%
Current Annualized Distribution Rate++ as of 11/30/10	5.14%	4.38%	4.38%	5.39%	5.41%

++ The SEC yield is net investment income per share earned over the month ended November 30, 2010 shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 4.52%, 3.87%, 3.90%, 4.78% and 4.92% for Classes A, B, C, S and Institutional shares, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund's yield and a marginal federal income rate of 35%. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on November 30, 2010. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 5.09%, 4.31%, 4.34%, 5.22% and 5.36% for Classes A, B, C, S and Institutional shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.
Lipper Rankings — High-Yield Municipal Debt Funds Category as of 11/30/10
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	101	of	116	87
3-Year	12	of	99	12
5-Year	9	of	75	12
10-Year	3	of	62	5
Class B 1-Year	115	of	116	99
3-Year	29	of	99	29
5-Year	27	of	75	36
10-Year	21	of	62	34
Class C 1-Year	114	of	116	98
3-Year	28	of	99	28
5-Year	26	of	75	35
10-Year	20	of	62	32
Class S 1-Year	93	of	116	80
3-Year	10	of	99	10
5-Year	6	of	75	8
10-Year	2	of	62	4
Institutional Class 1-Year	94	of	116	81
3-Year	5	of	99	5
5-Year	4	of	75	6

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2010 to November 30, 2010).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment (Including Interest Expense)* for the six months ended November 30, 2010
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 6/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/10	$1,005.20	$1,001.40	$1,001.40	$1,006.40	$1,006.60
Expenses Paid per $1,000**	$5.13	$8.88	$8.88	$3.87	$3.72
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 6/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/10	$1,019.95	$1,016.19	$1,016.19	$1,021.21	$1,021.36
Expenses Paid per $1,000**	$5.16	$8.95	$8.95	$3.90	$3.75

Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Strategic High Yield Tax-Free Fund	1.02%	1.77%	1.77%	.77%	.74%

Expenses and Value of a $1,000 Investment (Excluding Interest Expense)* for the six months ended November 30, 2010
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 6/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/10	$1,005.20	$1,001.40	$1,001.40	$1,006.40	$1,006.60
Expenses Paid per $1,000**	$4.73	$8.48	$8.48	$3.47	$3.32
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 6/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/10	$1,020.36	$1,016.60	$1,016.60	$1,021.61	$1,021.76
Expenses Paid per $1,000**	$4.76	$8.54	$8.54	$3.50	$3.35

Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Strategic High Yield Tax-Free Fund	.94%	1.69%	1.69%	.69%	.66%

* Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

** Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

For more information, please refer to the Fund's prospectus.

Portfolio Summary
Asset Allocation (As a % of Investment Portfolio)	11/30/10	5/31/10

Revenue Bonds	84%	82%
General Obligation Bonds	13%	14%
ETM/Prerefunded	2%	3%
Lease Obligations	1%	1%
	100%	100%

Quality	11/30/10	5/31/10

AAA	4%	6%
AA	13%	12%
A	26%	23%
BBB	28%	31%
BB	7%	7%
B	2%	1%
CCC	1%	2%
Not Rated	19%	18%
	100%	100%

Interest Rate Sensitivity	11/30/10	5/31/10

Effective Maturity	13.4 years	11.7 years
Effective Duration	7.9 years	7.2 years

Effective maturity is the weighted average of the bonds held by the Fund taking into consideration any maturity shortening features.

Effective duration is an approximate measure of the Fund's sensitivity to interest rate changes taking into consideration any maturity shortening features.

Asset allocation, quality and interest rate sensitivity are subject to change.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk and is subject to change.
Top Five State/Territory Allocations (As a % of Investment Portfolio)	11/30/10	5/31/10

Texas	15%	14%
California	11%	11%
Florida	8%	8%
Commonwealth of Puerto Rico	6%	6%
Pennsylvania	5%	5%

Top five state allocations are subject to change.

For more complete details about the Fund's investment portfolio, see page 11. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of November 30, 2010 (Unaudited)
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 93.6%
Alabama 0.2%
Montgomery, AL, Medical Clinic Board, Health Care Facility Revenue, Jackson Hospital & Clinic, 5.25%, 3/1/2036	2,000,000	1,796,420
Sylacauga, AL, Health Care Authority Revenue, Coosa Valley Medical Center, Series A, 6.0%, 8/1/2035	2,000,000	1,660,920
		3,457,340
Arizona 2.2%
Arizona, Salt Verde Financial Corp., Gas Revenue, 5.25%, 12/1/2025	4,000,000	3,956,640
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	3,930,000	4,390,085
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Series A, 5.0%, 7/1/2022	3,570,000	3,801,479
Series A, 5.0%, 7/1/2023	2,540,000	2,682,570
Series A, 5.0%, 7/1/2040	10,775,000	10,498,513
Pima County, AZ, Industrial Development Revenue, Tucson Electric Power:
5.75%, 9/1/2029	2,250,000	2,272,793
Series A, 6.375%, 9/1/2029	5,000,000	5,097,350
Yavapai County, AZ, Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A-1, 144A, AMT, 4.9%, 3/1/2028	5,000,000	4,710,550
		37,409,980
California 10.3%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, 5.125%, 4/1/2039	10,000,000	10,073,500
Series F-1, 5.5%, 4/1/2043	10,000,000	10,374,700
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	8,750,000	10,098,638
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	5,000,000	4,893,450
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp., Series A-1, 5.75%, 6/1/2047	1,665,000	1,195,437
California, State General Obligation:
5.0%, 8/1/2034	5,185,000	4,966,089
5.125%, 8/1/2036	13,500,000	13,031,955
5.5%, 3/1/2040	5,130,000	5,146,108
California, State General Obligation, Various Purposes:
5.0%, 11/1/2032	10,000,000	9,695,300
5.0%, 6/1/2037	10,000,000	9,459,900
5.0%, 11/1/2037	9,145,000	8,647,146
5.0%, 12/1/2037	5,000,000	4,727,650
5.0%, 4/1/2038	2,650,000	2,501,070
5.25%, 3/1/2036	6,075,000	5,970,206
5.75%, 4/1/2031	23,360,000	24,194,419
California, State Public Works Board, Lease Revenue, Capital Projects:
Series A-1, 6.0%, 3/1/2035	10,175,000	10,409,432
Series I-1, 6.375%, 11/1/2034	5,000,000	5,279,650
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023	620,000	631,910
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation Lease Revenue, Series C, AMT, 7.5%, 12/1/2024	6,035,000	6,086,599
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series B, 5.0%, 5/15/2035	8,500,000	8,346,830
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series F, 5.0%, 5/1/2035	7,970,000	7,804,623
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Series A, 5.125%, 11/1/2039	10,400,000	10,699,520
		174,234,132
Colorado 2.7%
Colorado, E-470 Public Highway Authority Revenue:
Series C, 5.375%, 9/1/2026	2,000,000	1,898,940
Series A-1, 5.5%, 9/1/2024, INS: NATL	3,500,000	3,463,110
Colorado, Health Facilities Authority Revenue, Adventist Health Sunbelt, Series D, 5.125%, 11/15/2029	8,000,000	8,034,400
Colorado, Health Facilities Authority Revenue, Christian Living Communities Project, Series A, 5.75%, 1/1/2037	1,000,000	903,990
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	11,750,000	9,826,642
Colorado, Health Facilities Authority Revenue, Valley View Hospital Association, 5.75%, 5/15/2036	2,000,000	2,004,740
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co., Inc.	6,365,000	7,044,082
Colorado, Regional Transportation District, Private Activity Revenue, Denver Transit Partners, 6.0%, 1/15/2041	2,000,000	2,015,820
Denver, CO, Airport Revenue, Series D, AMT, 7.75%, 11/15/2013	4,820,000	5,282,093
Denver, CO, City & County Single Family Mortgage Revenue, Metro Mayors Caucus, AMT, 5.25%, 11/1/2040 (a)	2,693,212	2,698,087
Montrose, CO, Memorial Hospital Revenue, 6.375%, 12/1/2023	2,355,000	2,402,736
		45,574,640
Connecticut 1.9%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	20,000,000	20,962,800
Connecticut, Mohegan Tribe Indians Gaming Authority, Priority Distribution, 144A, 5.25%, 1/1/2033	3,000,000	2,115,150
Hamden, CT, Facility Revenue, Whitney Center Project, Series A, 7.625%, 1/1/2030	1,200,000	1,263,108
Mashantucket, CT, Mashantucket Western Pequot Tribe, Special Revenue, Series A, 144A, 6.5%, 9/1/2031**	7,295,000	3,279,978
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe:
Series B, 144A, Zero Coupon, 9/1/2010**	2,000,000	910,000
Series B, 144A, Zero Coupon, 9/1/2011**	2,000,000	890,000
Series B, 144A, Zero Coupon, 9/1/2012**	2,000,000	920,980
Series B, 144A, Zero Coupon, 9/1/2013**	2,000,000	846,100
Series B, 144A, Zero Coupon, 9/1/2014**	2,000,000	783,040
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe, Series B, 144A, 5.7%, 9/1/2012**	1,000,000	496,860
		32,468,016
Delaware 0.1%
Sussex County, DE, First Mortgage Revenue, Cadbury Lewes, Series A, 6.0%, 1/1/2035	1,000,000	803,860
District of Columbia 0.6%
District of Columbia, Metropolitan Airport Authority System, Series B, AMT, 5.0%, 10/1/2023, INS: AMBAC	10,000,000	10,289,100
Florida 9.2%
Bayside, FL, Sales & Special Tax Revenue, Community Development District, Series A, 6.3%, 5/1/2018	375,000	342,941
Florida, Capital Region Community Development District, Capital Improvement Revenue, Series A, 7.0%, 5/1/2039	6,330,000	5,987,800
Florida, Harbourage at Braden River Community Development District, Capital Improvement Revenue, Series A, 6.125%, 5/1/2034	1,440,000	1,328,400
Florida, Main Street Community Development District, Capital Improvement Revenue, Series A, 144A, 6.8%, 5/1/2038	2,920,000	2,291,558
Florida, Middle Village Community Development District, Special Assessment, Series A, 6.0%, 5/1/2035	8,500,000	7,732,280
Florida, Special Assessment Revenue, East Park Community Development District, Series A, 7.5%, 5/1/2039	1,735,000	1,524,944
Florida, Tolomato Community Development District, Special Assessment, 5.4%, 5/1/2037	18,175,000	13,982,027
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System:
Series G, 5.125%, 11/15/2020	970,000	1,028,384
Series G, Prerefunded, 5.125%, 11/15/2020	30,000	35,701
Series G, 5.125%, 11/15/2021	1,930,000	2,022,177
Series G, Prerefunded, 5.125%, 11/15/2021	70,000	83,303
Series G, 5.125%, 11/15/2022	2,205,000	2,289,121
Series G, Prerefunded, 5.125%, 11/15/2022	75,000	89,253
Series G, 5.125%, 11/15/2023	2,245,000	2,318,748
Series G, Prerefunded, 5.125%, 11/15/2023	180,000	214,207
Hillsborough County, FL, Industrial Development Authority Revenue, Health Facilities, University Community Hospital, Series A, Prerefunded, 5.625%, 8/15/2029	13,125,000	16,045,706
Miami Beach, FL, Health Facilities Authority Hospital Revenue, Mount Sinai Medical Center, 144A, 6.75%, 11/15/2029	8,100,000	8,189,019
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, 5.25%, 10/1/2033, INS: AGC	10,000,000	9,771,700
Series A-1, 5.5%, 10/1/2041	5,000,000	5,078,200
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041 (a)	5,000,000	4,976,500
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	3,650,000	3,663,834
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare, Series C, 5.25%, 10/1/2035	5,000,000	4,877,700
Orlando & Orange County, FL, Expressway Authority Revenue:
Series C, 5.0%, 7/1/2035	5,405,000	5,336,951
Series A, 5.0%, 7/1/2040	8,920,000	8,730,807
Orlando, FL, Greater Aviation Authority, Airport Facilities Revenue, Jet Blue Airways Corp., AMT, 6.5%, 11/15/2036	1,000,000	978,510
Palm Beach County, FL, Health Facilities Authority Revenue, Waterford Project, 5.375%, 11/15/2022	2,600,000	2,420,652
Palm Beach County, FL, Health Facilities Authority, Retirement Community Revenue, Acts Retirement-Life Communities, Inc., 5.5%, 11/15/2033	9,000,000	8,604,540
Port St. Lucie, FL, Special Assessment Revenue, Southwest Annexation District 1, Series B, 5.0%, 7/1/2027, INS: NATL	2,500,000	2,397,825
Seminole Tribe, FL, Special Obligation Revenue:
Series A, 144A, 5.5%, 10/1/2024	8,000,000	7,773,840
Series A, 144A, 5.75%, 10/1/2022	9,500,000	9,520,425
South Florida, Water Management District, Certificates of Participation, 5.0%, 10/1/2025, INS: AMBAC (a)	3,745,000	3,863,230
South Miami, FL, Health Facilities Authority Hospital Revenue, Baptist Health South Florida Group:
5.0%, 8/15/2023	5,000,000	5,187,000
5.0%, 8/15/2024	1,000,000	1,030,950
5.0%, 8/15/2025	5,000,000	5,145,950
		154,864,183
Georgia 3.4%
Americus-Sumter County, GA, Hospital & Healthcare Revenue, Hospital Authority, South Georgia Methodist, Series A, 6.375%, 5/15/2029	3,000,000	2,689,950
Atlanta, GA, Tax Allocation, Beltline Project, Series B, 7.375%, 1/1/2031	4,915,000	4,993,591
Atlanta, GA, Tax Allocation, Princeton Lakes Project, 144A, 5.5%, 1/1/2031	1,045,000	907,582
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.375%, 11/1/2039, INS: AGMC (a)	10,000,000	10,346,800
Series A, 6.25%, 11/1/2034	10,000,000	10,946,700
De Kalb County, GA, Hospital Authority Revenue, Anticipation Certificates, Dekalb Medical Center, Inc. Project, 6.125%, 9/1/2040	7,500,000	7,567,650
Georgia, Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates-Southeast Health, Series A, 5.625%, 8/1/2034	5,500,000	5,610,990
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019 (a)	10,000,000	10,573,300
Series A, 5.5%, 9/15/2024	2,440,000	2,533,159
Georgia, Municipal Electric Authority, Power Revenue, Series 2005-Z, 5.5%, 1/1/2012	730,000	746,766
Series Z, ETM, 5.5%, 1/1/2012	55,000	56,427
		56,972,915
Guam 0.9%
Government of Guam, General Obligation, Series A, 7.0%, 11/15/2039	10,155,000	11,140,949
Government of Guam, Waterworks Authority, Water & Wastewater System Revenue, 5.5%, 7/1/2016	1,300,000	1,318,317
Guam, Power Authority Revenue, Series A, 5.5%, 10/1/2030	3,000,000	2,971,170
		15,430,436
Hawaii 1.8%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2034	15,000,000	14,855,850
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, 15 Craigside Project, Series A, 9.0%, 11/15/2044	2,000,000	2,290,040
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co.:
Series B, AMT, 4.6%, 5/1/2026, INS: FGIC	11,790,000	11,036,030
6.5%, 7/1/2039, GTY: Hawaiian Electric Co.	2,500,000	2,681,500
		30,863,420
Illinois 3.9%
Chicago, IL, General Obligation, Series A, 5.25%, 1/1/2029, INS: AGMC	175,000	177,678
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	11,000,000	10,186,660
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg:
Series A, 5.625%, 2/15/2037	5,000,000	4,087,000
7.25%, 2/15/2045	4,000,000	4,012,680
Illinois, Finance Authority Revenue, Park Place of Elmhurst:
Series D-3, 6.25%, 8/15/2015	1,505,000	1,504,217
Series A, 8.125%, 5/15/2040	8,000,000	8,086,080
Illinois, Finance Authority Revenue, Roosevelt University Project, 6.5%, 4/1/2044	5,000,000	5,134,550
Illinois, Finance Authority Revenue, Rush University Medical Center, Series B, 5.75%, 11/1/2028, INS: NATL	1,250,000	1,286,338
Illinois, Finance Authority Revenue, Swedish Covenant Hospital, Series A, 6.0%, 8/15/2038	7,830,000	7,808,154
Illinois, Finance Authority Revenue, The Admiral at Lake Project:
Series D-3, 6.0%, 5/15/2017	1,000,000	995,740
Series A, 7.75%, 5/15/2030	1,675,000	1,653,409
Series A, 8.0%, 5/15/2040	1,000,000	1,002,560
Series A, 8.0%, 5/15/2046	3,500,000	3,467,240
Illinois, Finance Authority Revenue, Three Crowns Park Plaza:
Series A, 5.875%, 2/15/2026	1,225,000	1,183,681
Series A, 5.875%, 2/15/2038	500,000	454,405
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place, Series B, 5.0%, 6/15/2050, INS: AGMC	9,000,000	8,640,900
Illinois, Municipal Electric Agency, Power Supply Revenue:
Series A, 5.25%, 2/1/2023, INS: FGIC	3,500,000	3,691,275
Series A, 5.25%, 2/1/2024, INS: FGIC	2,500,000	2,630,125
		66,002,692
Indiana 0.3%
Indiana, Health & Educational Facility Financing Authority, Hospital Revenue, Community Foundation Northwest, 5.5%, 3/1/2037	1,750,000	1,630,510
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	1,000,000	823,310
North Manchester, IN, Peabody Retirement Community Project Revenue, Series A, 7.25%, 7/1/2033**	3,000,000	1,140,600
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc., 144A, 5.5%, 9/1/2027	1,000,000	936,490
		4,530,910
Iowa 0.7%
Altoona, IA, Urban Renewal Tax Increment Revenue, Annual Appropriation:
6.0%, 6/1/2034	1,000,000	1,024,230
6.0%, 6/1/2039	2,000,000	2,035,000
Cedar Rapids, IA, First Mortgage Revenue, Cottage Grove Place, Series A, 5.875%, 7/1/2028	5,335,000	4,016,828
Iowa, Finance Authority Retirement Community Revenue, Edgewater LLC Project, 6.5%, 11/15/2027	5,000,000	4,792,050
		11,868,108
Kansas 0.9%
Lenexa, KS, Health Care Facility Revenue, 5.5%, 5/15/2039	2,590,000	2,102,174
Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc. Project, 7.25%, 5/15/2039	1,200,000	1,212,756
Wichita, KS, Hospital & Healthcare Revenue:
Series 3, 5.5%, 11/15/2025	1,300,000	1,316,055
Series 3, 5.625%, 11/15/2031	3,750,000	3,776,437
Wichita, KS, Hospital Revenue, Facilities Improvement, Series III-A, 5.0%, 11/15/2034	3,410,000	3,363,078
Wyandotte County, KS, Unified Government Special Obligation Revenue, Sales Tax, Series B, 5.0%, 12/1/2020	3,535,000	3,603,862
		15,374,362
Kentucky 1.1%
Kentucky, Economic Development Finance Authority, Health System Revenue, Norton Healthcare, Series A, 6.625%, 10/1/2028	1,195,000	1,207,476
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	13,000,000	13,342,550
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2033, INS: AGC (a)	3,635,000	3,844,957
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	1,000,000	950,430
		19,345,413
Louisiana 1.9%
DeSoto Parish, LA, Environmental Improvement Revenue, International Paper Co. Project:
Series A, AMT, 5.0%, 11/1/2018	1,260,000	1,245,447
Series A, AMT, 5.75%, 9/1/2031	5,000,000	4,904,550
Louisiana, Local Government Environmental Facilities & Community Development, Westlake Chemical Corp., Series A, 6.5%, 8/1/2029	1,000,000	1,018,630
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	6,000,000	6,153,180
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	4,899,150
Louisiana, Regional Transit Authority, Sales Tax Revenue, 5.0%, 12/1/2030, INS: AGMC	1,250,000	1,266,700
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	14,000,000	13,087,200
		32,574,857
Maryland 1.7%
Anne Arundel County, MD, Special Obligation, National Business Park North Project, 6.1%, 7/1/2040	2,200,000	2,152,700
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2031	7,000,000	4,675,440
Series B, 5.25%, 12/1/2031	3,400,000	2,354,228
Maryland, State Health & Higher Educational Facilities Authority Revenue, Doctors Community Hospital, Inc., 5.75%, 7/1/2038	6,250,000	5,817,938
Maryland, State Health & Higher Educational Facilities Authority Revenue, Mercy Medical Center, Series A, 5.0%, 7/1/2037	5,005,000	4,515,411
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital:
5.75%, 1/1/2033	2,660,000	2,646,673
6.0%, 1/1/2028	6,100,000	6,273,057
		28,435,447
Massachusetts 3.6%
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project:
AMT, 6.5%, 9/1/2035	8,805,000	4,601,757
AMT, 8.0%, 9/1/2035	960,000	449,539
Massachusetts, Development Finance Agency, Senior Living Facility Revenue, Series B2, 6.25%, 6/1/2014	1,610,000	1,604,269
Massachusetts, Development Finance Agency, Senior Living Facility Revenue, Groves-Lincoln:
Series A, 7.75%, 6/1/2039	1,250,000	1,300,800
Series A, 7.875%, 6/1/2044	1,250,000	1,302,000
Massachusetts, Health & Educational Facilities Authority Revenue, Caritas Christi Obligation, Series B, Prerefunded, 6.25%, 7/1/2022	1,750,000	1,918,910
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, Prerefunded, 9.0%, 12/15/2015, GTY: Harvard Pilgrim Health Care	2,800,000	3,208,184
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,605,000	3,242,337
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, Prerefunded, 9.15%, 12/15/2023, GTY: Harvard Pilgrim Health Care	2,000,000	2,348,860
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	7,450,000	7,193,050
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility, Series A, 5.75%, 11/15/2035	2,300,000	1,632,402
Massachusetts, State Health & Educational Facilities Authority Revenue, Caregroup Healthcare System:
Series E-1, 5.0%, 7/1/2028	1,500,000	1,450,530
Series E-1, 5.125%, 7/1/2038	1,500,000	1,412,445
Massachusetts, State Health & Educational Facilities Authority Revenue, Jordan Hospital, Series B, 6.875%, 10/1/2015	3,870,000	3,873,328
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center:
Series E, 5.0%, 7/15/2022	2,250,000	2,144,700
Series E, 5.0%, 7/15/2032	3,250,000	2,751,093
Series E, 5.0%, 7/15/2037	2,750,000	2,260,665
Massachusetts, State Health & Educational Facilities Authority Revenue, South Shore Hospital:
Series F, 5.625%, 7/1/2019	370,000	372,142
Series F, 5.75%, 7/1/2029	1,480,000	1,480,503
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	7,145,000	7,243,601
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2016, INS: AMBAC	5,000,000	4,767,350
Series A, AMT, 5.5%, 1/1/2018, INS: AMBAC	4,000,000	3,713,280
		60,271,745
Michigan 2.0%
Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village:
7.0%, 11/15/2038	4,500,000	4,253,085
7.125%, 11/15/2043	1,500,000	1,428,045
Detroit, MI, Sales & Special Tax Revenue, Downtown Development Authority:
Zero Coupon, 7/1/2011	3,150,000	3,096,765
Zero Coupon, 7/1/2012	3,150,000	2,992,027
Detroit, MI, Sewer Disposal Revenue, Series D, 0.794%*, 7/1/2032, INS: AGMC	1,600,000	1,135,824
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community, 5.375%, 5/15/2027	1,000,000	839,360
Michigan, State Grant Anticipation Bonds, 5.25%, 9/15/2023, INS: AGMC	7,500,000	8,007,225
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health Hospital, 5.75%, 11/15/2039	6,315,000	6,270,732
Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Motion Picture Studios, Recovery Zone Project, Series A, 144A, 7.0%, 8/1/2040	6,000,000	5,888,940
		33,912,003
Mississippi 1.0%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	5,500,000	6,038,175
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.5%, 9/1/2031	4,250,000	4,233,977
Series A, 5.8%, 5/1/2034, GTY: International Paper Co.	4,000,000	4,097,720
Series A, 6.5%, 9/1/2032	2,620,000	2,819,225
		17,189,097
Missouri 0.8%
Branson, MO, Regional Airport Transportation Development, District Airport Revenue, Series B, AMT, 6.0%, 7/1/2037	1,250,000	668,963
Cass County, MO, Hospital Revenue, 5.5%, 5/1/2027	2,000,000	1,835,720
Kansas City, MO, Industrial Development Authority, Health Facilities Revenue, First Mortgage, Bishop Spencer, Series A, 6.5%, 1/1/2035	1,000,000	951,020
Kirkwood, MO, Industrial Development Authority, Retirement Community Revenue, Aberdeen Heights:
Series C-3, 6.5%, 5/15/2015	1,925,000	1,927,406
Series A, 8.25%, 5/15/2039	1,000,000	1,048,040
Series A, 8.25%, 5/15/2045	2,850,000	2,981,014
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	4,085,000	4,247,134
		13,659,297
Nebraska 0.4%
Douglas County, NE, Hospital Authority No. 002 Revenue, Health Facilities, Immanuel Obligation Group, 5.625%, 1/1/2040	1,500,000	1,504,680
Lancaster County, NE, Hospital Authority No.1, Health Facilities Revenue, Immanuel Obligation Group, 5.625%, 1/1/2040	2,500,000	2,507,800
Nebraska, Central Plains Energy Project Revenue, Project No. 1, Series A, 5.25%, 12/1/2021	3,000,000	3,026,700
		7,039,180
Nevada 0.7%
Clark County, NV, School District, Series A, 5.0%, 6/15/2022, INS: FGIC (a)	4,830,000	5,247,215
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project, Second Tier, 7.375%, 1/1/2030**	6,000,000	12,000
Reno, NV, Hospital Revenue, Renown Regional Medical Center Project, Series A, 5.0%, 6/1/2027	5,000,000	4,836,350
Sparks, NV, Local Improvement Districts, Limited Obligation District No. 3, 6.75%, 9/1/2027	2,000,000	1,856,160
		11,951,725
New Hampshire 0.9%
New Hampshire, Health & Education Facilities Authority Revenue, Havenwood-Heritage Heights:
Series A, 5.35%, 1/1/2026	1,035,000	957,168
Series A, 5.4%, 1/1/2030	550,000	491,519
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, New Hampshire Catholic Charities, 5.8%, 8/1/2022	2,760,000	2,754,646
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, Rivermead at Peterborough:
5.5%, 7/1/2013	915,000	915,668
5.625%, 7/1/2018	1,615,000	1,548,074
New Hampshire, State Business Finance Authority Revenue, Elliot Hospital Obligation Group, Series A, 6.125%, 10/1/2039	5,000,000	5,048,700
New Hampshire, State Business Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 5.2%, 5/1/2027	4,000,000	3,926,240
		15,642,015
New Jersey 1.9%
Middlesex County, NJ, Pollution Control Authority Revenue, Pollution Control Amerada, 6.05%, 9/15/2034	1,000,000	1,011,820
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%, 6/15/2034	1,165,000	1,097,744
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue, Series A, 5.0%, 7/1/2023, INS: NATL	1,770,000	1,828,534
New Jersey, Economic Development Authority Revenue, United Methodist Homes, Series A-2, 6.625%, 7/1/2033	2,500,000	2,439,275
New Jersey, Health Care Facilities Financing Authority Revenue, St. Joseph's Health Care System, 6.625%, 7/1/2038	11,570,000	11,898,357
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,425,000	1,296,736
New Jersey, Tobacco Settlement Financing Corp., Series 1-A, 5.0%, 6/1/2029	15,965,000	12,569,244
		32,141,710
New Mexico 0.5%
Farmington, NM, Pollution Control Revenue, Public Service Co. of New Mexico, Series C, 5.9%, 6/1/2040	7,500,000	7,636,425
New York 1.8%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project:
Series A, 5.25%, 11/15/2027	3,000,000	2,924,340
Series A, 5.75%, 11/15/2022	1,500,000	1,561,200
New York, State Dormitory Authority Revenues, NYU Hospital Center, Series B, 5.25%, 7/1/2024	915,000	940,574
New York, State Dormitory Authority Revenues, Orange Regional Medical Center, 6.125%, 12/1/2029	2,000,000	2,001,880
New York & New Jersey Port Authority, One Hundred Forty-Seventh, AMT, 5.0%, 10/15/2023, INS: FGIC	8,260,000	8,471,043
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	8,000,000	8,006,960
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport:
AMT, 7.75%, 8/1/2031, GTY: AMR Corp.	1,470,000	1,544,647
AMT, 8.0%, 8/1/2028, GTY: AMR Corp.	3,000,000	3,187,140
New York City, NY, Industrial Development Agency, Special Facility Revenue, British Airways PLC Project, AMT, 7.625%, 12/1/2032	1,500,000	1,522,980
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,250,000	993,350
		31,154,114
North Carolina 0.6%
Charlotte, NC, Airport Revenue, Series A, 5.0%, 7/1/2039	1,450,000	1,447,738
North Carolina, Eastern Municipal Power Agency, Power Systems Revenue, Series B, 5.0%, 1/1/2026	2,800,000	2,909,312
North Carolina, Electric Revenue, Municipal Power Agency:
Series F, 5.5%, 1/1/2016	1,000,000	1,073,270
Series F, 5.5%, 1/1/2017	1,495,000	1,604,539
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage, Southminster Project, Series A, 5.625%, 10/1/2027	2,500,000	2,348,375
North Carolina, Municipal Power Agency, No. 1 Catawba Electric Revenue, Series A, 5.0%, 1/1/2030	1,545,000	1,564,405
		10,947,639
Ohio 1.9%
Buckeye, OH, Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/1/2030	37,505,000	29,149,261
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project, Series 2010, 5.75%, 11/15/2040	3,000,000	2,957,730
		32,106,991
Oklahoma 0.4%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, Series A, 7.25%, 11/1/2045	6,500,000	6,338,475
Oregon 0.6%
Clackamas County, OR, North Clackamas School District No. 12, Series B, Step-up Coupon, 0% to 6/15/2011, 5.0% to 6/15/2023, INS: AGMC	10,420,000	10,886,503
Pennsylvania 3.5%
Allegheny County, PA, Hospital Development Authority Revenue, West Penn Allegheny Health Systems, Series A, 5.0%, 11/15/2028	12,160,000	8,899,053
Chester County, PA, Senior Care Revenue, Health & Education Facilities Authority, Jenners Pond, Inc. Project, Prerefunded, 7.625%, 7/1/2034	1,750,000	1,964,323
Cumberland County, PA, Municipal Authority Revenue, Asbury Obligation Group, 6.125%, 1/1/2045	4,000,000	3,729,040
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, 5.75%, 7/1/2017	6,250,000	7,043,562
Lancaster County, PA, Hospital Authority Revenue, Brethren Village Project, Series A, 6.375%, 7/1/2030	1,000,000	980,770
Montgomery County, PA, Industrial Development Authority Revenue, Whitemarsh Continuing Care, 6.25%, 2/1/2035	2,400,000	2,120,448
Northampton County, PA, Hospital Authority Revenue, St. Luke's Hospital Project:
Series A, 5.375%, 8/15/2028	3,500,000	3,474,030
Series A, 5.5%, 8/15/2035	6,500,000	6,430,125
Pennsylvania, Economic Development Finance Authority, US Airways Group, Series B, 8.0%, 5/1/2029, GTY: US Airways, Inc.	1,000,000	1,034,130
Pennsylvania, Economic Development Financing Authority, Exempt Facilities Revenue, Reliant Energy, Series A, AMT, 6.75%, 12/1/2036, GTY: RRI Energy, Inc.	2,910,000	3,010,715
Pennsylvania, Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility, 6.25%, 1/1/2032	1,500,000	1,550,265
Pennsylvania, Sales & Special Tax Revenue, Economic Development Financing Authority, Amtrak Project, Series A, AMT, 6.125%, 11/1/2021	700,000	710,283
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,085,000	7,149,048
Philadelphia, PA, Gas Works Revenue, 5.25%, 8/1/2040	3,000,000	2,881,770
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue, Temple University Health Systems, Series A, 5.0%, 7/1/2034	10,000,000	8,555,500
		59,533,062
Puerto Rico 6.6%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	25,750,000	26,538,465
Commonwealth of Puerto Rico, General Obligation:
Series A, 5.0%, 7/1/2021	5,000,000	5,052,850
Series A, 6.0%, 7/1/2038	7,200,000	7,483,752
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2015	1,470,000	1,565,388
Commonwealth of Puerto Rico, Public Improvement:
Series A, 5.5%, 7/1/2022, INS: FGIC	5,000,000	5,271,650
Series B, 6.5%, 7/1/2037	10,000,000	11,139,600
Puerto Rico, Electric Power Authority Revenue:
Series TT, 5.0%, 7/1/2032	5,500,000	5,330,325
Series TT, 5.0%, 7/1/2037	4,000,000	3,824,280
Series XX, 5.25%, 7/1/2040	6,665,000	6,595,551
Puerto Rico, Public Buildings Authority Revenue, Government Facilities:
Series N, 5.5%, 7/1/2024	2,000,000	2,070,180
Series M, 6.25%, 7/1/2022	5,000,000	5,463,750
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	4,570,000	4,590,976
Series A, 5.75%, 8/1/2037	2,130,000	2,201,739
Series A, 6.5%, 8/1/2044	10,000,000	11,140,700
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation:
Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	10,000,000	8,134,700
Series A, Step-up Coupon, 0% to 8/1/2019, 6.25% to 8/1/2033	7,720,000	4,911,464
		111,315,370
South Carolina 0.9%
Greenwood County, SC, Hospital & Healthcare Revenue, South Carolina Memorial Hospital, 5.5%, 10/1/2031	1,500,000	1,502,670
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District:
Series B, 7.5%, 11/1/2015	1,000,000	944,700
Series A, 7.75%, 11/1/2039	4,917,000	4,088,978
South Carolina, Jobs Economic Development Authority Revenue, Bon Secours Health System, Series B, 5.625%, 11/15/2030	3,960,000	3,982,057
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance:
5.75%, 8/1/2039	3,595,000	3,569,691
Series C, Prerefunded, 7.0%, 8/1/2030	600,000	695,658
		14,783,754
South Dakota 0.5%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health:
Series B, 5.25%, 7/1/2038	3,000,000	2,969,640
Series B, 5.5%, 7/1/2035	5,000,000	5,061,550
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.0%, 11/1/2027	1,000,000	999,960
		9,031,150
Tennessee 3.1%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue:
5.0%, 12/15/2017	2,500,000	2,605,300
5.0%, 12/15/2018	2,160,000	2,237,458
Elizabethton, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board, Series B, Prerefunded, 8.0%, 7/1/2033	3,000,000	3,335,670
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	3,000,000	3,004,200
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, First Mortgage, Mountain States Health Alliance, Series A, 5.5%, 7/1/2036	18,795,000	17,480,102
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, Mountain States Health Alliance, 6.5%, 7/1/2038	3,570,000	3,685,311
Johnson City, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board Hospital, Series A, Prerefunded, 7.5%, 7/1/2033	5,000,000	5,530,850
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series C, 5.0%, 2/1/2027	6,435,000	6,086,223
Series A, 5.25%, 9/1/2018	8,000,000	8,235,360
		52,200,474
Texas 13.1%
Abilene, TX, Hospital & Healthcare Revenue, Health Facilities, Sears Methodist Retirement Facilities, Series A, 7.0%, 11/15/2033	3,500,000	3,121,195
Abilene, TX, Senior Care Revenue, Health Facilities Development, Sears Methodist Retirement Facilities, Series A, 5.9%, 11/15/2025	2,500,000	2,049,650
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A, 3.375%, 4/1/2027 (b)	4,910,000	2,903,037
Bexar County, TX, Health Facilities Development Corp. Revenue, Army Retirement Residence Project, 6.2%, 7/1/2045	6,000,000	6,029,700
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental Health, Dow Chemical Co. Project:
Series B-2, 4.95%, 5/15/2033	4,000,000	3,705,520
Series A-3, AMT, 5.125%, 5/15/2033	9,000,000	8,174,250
Brazos River, TX, Pollution Control Authority Revenue, Series D-1, 144A, AMT, 8.25%, 5/1/2033	7,000,000	2,596,020
Cass County, TX, Industrial Development Corp., Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/1/2024	2,000,000	2,510,080
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	1,385,100
Zero Coupon, 1/1/2032	3,500,000	835,520
Fort Bend, TX, General Obligation, Independent School District, Series A, 5.25%, 8/15/2025 (a)	4,445,000	4,795,444
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare Systems, Series A, 5.125%, 12/1/2023	1,175,000	1,193,847
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental Airlines, Inc., Series E, AMT, 6.75%, 7/1/2029	10,100,000	10,111,211
Lewisville, TX, Combination Contract Revenue, 144A, 6.75%, 10/1/2032	16,285,000	16,559,891
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	11,000,000	9,364,190
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, Central Power & Light Co. Project, Series A, 6.3%, 11/1/2029	3,000,000	3,207,870
Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue, Allied Waste NA, Inc. Project, Series A, AMT, 5.2%, 4/1/2018, GTY: Allied Waste Industries	1,500,000	1,516,365
North Texas, Tollway Authority Revenue:
First Tier, Series A, 5.625%, 1/1/2033	1,000,000	1,001,390
Second Tier, Series F, 5.75%, 1/1/2038	17,500,000	17,529,225
First Tier, 6.0%, 1/1/2043 (c)	5,000,000	5,067,650
First Tier, Series A, 6.25%, 1/1/2039	9,525,000	9,916,382
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	8,000,000	6,488,720
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility, Mirador Project:
Series A, 8.125%, 11/15/2039	1,000,000	1,023,390
Series A, 8.25%, 11/15/2044	6,000,000	6,169,440
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Texas Health Resources, Series A, 5.0%, 2/15/2022	2,000,000	2,061,160
Texas, Dallas-Fort Worth International Airport Revenue:
Series A, 5.25%, 11/1/2038	15,000,000	15,207,750
Series A, AMT, 5.5%, 11/1/2020, INS: NATL	7,125,000	7,465,504
Texas, Industrial Development Revenue, Waste Disposal Authority, Series A, AMT, 6.1%, 8/1/2024	5,000,000	5,036,500
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	7,445,000	6,930,997
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series D, 5.625%, 12/15/2017	13,480,000	14,555,030
Series D, 6.25%, 12/15/2026	16,875,000	18,572,962
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020	10,000,000	10,612,800
Texas, Uptown Development Authority, Tax Increment Contract Revenue, Infrastructure Improvement Facilities, 5.5%, 9/1/2029	1,000,000	990,680
Texas, Water & Sewer Revenue, Waste Disposal Authority, AMT, 6.65%, 4/1/2032	2,000,000	2,012,540
Tom Green County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Shannon Health System Project, 6.75%, 5/15/2021	1,000,000	1,016,870
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health:
7.0%, 11/1/2030	1,530,000	1,599,967
7.125%, 11/1/2040	3,580,000	3,713,355
West Harris County, TX, Regional Water Authority, Water Systems Revenue, 5.0%, 12/15/2035	4,505,000	4,447,877
		221,479,079
Vermont 0.0%
Vermont, Multi-Family Housing Revenue, Housing Finance Agency, Northgate Project, 144A, AMT, 8.25%, 6/15/2020 (d)	680,000	680,218
Virginia 0.8%
Virginia, Marquis Community Development Authority Revenue, 5.625%, 9/1/2018	7,500,000	5,951,775
Virginia, Peninsula Ports Authority, Residential Care Facility Revenue, Virginia Baptist Homes, Series C, 5.4%, 12/1/2033	2,600,000	1,754,740
Virginia, Peninsula Town Center Community Development Authority Revenue, Special Obligation, 6.45%, 9/1/2037	5,500,000	5,192,605
		12,899,120
Washington 1.9%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital, 6.5%, 12/1/2038	3,205,000	2,828,637
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 3, Series B, 7.125%, 7/1/2016 (a)	2,500,000	3,164,125
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: Radian	2,970,000	2,885,533
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center:
Series B, 5.75%, 8/15/2037, INS: ACA	6,675,000	6,593,565
Series A, 6.125%, 8/15/2037	16,000,000	16,248,480
		31,720,340
West Virginia 0.8%
West Virginia, State Hospital Finance Authority Revenue, Charleston Medical Center, Series A, 5.625%, 9/1/2032	3,080,000	3,149,084
West Virginia, State Hospital Finance Authority Revenue, Thomas Health Systems:
6.5%, 10/1/2028	7,000,000	6,904,800
6.5%, 10/1/2038	3,000,000	2,813,430
		12,867,314
Wisconsin 1.2%
Milwaukee County, WI, Airport Revenue, Series A, 5.0%, 12/1/2034	3,500,000	3,437,595
Wisconsin, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Aurora Health Care, Inc., 6.875%, 4/15/2030	5,000,000	5,164,150
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series A, 5.625%, 4/15/2039	8,160,000	8,162,366
Wisconsin, State Health & Educational Facilities Authority Revenue, Beaver Dam Community Hospitals, Inc., Series A, 6.75%, 8/15/2034	2,500,000	2,466,225
Wisconsin, State Health & Educational Facilities Authority Revenue, St. John's Communities, Inc., Series A, 7.625%, 9/15/2039	1,000,000	1,035,850
		20,266,186
Wyoming 0.1%
Wyoming, Municipal Power Supply Agency, Series A, 5.0%, 1/1/2036	1,000,000	991,479
Multi-State 0.2%
Non-Profit Preferred Funding Trust I, Series A1, 4.22%, 9/15/2037	4,410,409	3,948,375
Total Municipal Bonds and Notes (Cost $1,572,243,602)		1,583,092,651

Municipal Inverse Floating Rate Notes (e) 16.8%
California 1.5%
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2024, INS: AGMC (f)	8,500,000	9,034,846
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2025, INS: AGMC (f)	11,000,000	11,692,154
Trust: Sacramento, CA, Municipal Utility District, Electric Revenue, Series R 11513-1, 144A, 21.159%, 8/15/2024, Leverage Factor at purchase date: 5 to 1
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027, INS: AGMC (f)	2,126,587	2,207,513
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028, INS: AGMC (f)	1,935,078	2,008,716
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 9.133%, 5/1/2027, Leverage Factor at purchase date: 2 to 1
		24,943,229
Hawaii 0.6%
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2027 (f)	10,000,000	10,705,800
Trust: Hawaii, State General Obligation, Series 2867, 144A, 17.420%, 5/1/2027, Leverage Factor at purchase date: 4 to 1
Louisiana 0.6%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (f)	3,026,513	3,102,241
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (f)	3,304,152	3,386,826
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (f)	3,666,834	3,758,582
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 3806, 144A, 9.168%, 5/1/2033, Leverage Factor at purchase date: 2 to 1
		10,247,649
Nevada 2.5%
Clark County, NV, School District, Series C, 5.0%, 6/15/2021 (f)	7,851,481	8,397,114
Clark County, NV, School District, Series C, 5.0%, 6/15/2022 (f)	8,203,602	8,773,706
Clark County, NV, School District, Series C, 5.0%, 6/15/2023 (f)	5,298,193	5,666,388
Trust: Clark County, NV, School Improvements, Series 2008-1153, 144A, 9.121%, 6/15/2021, Leverage Factor at purchase date: 2 to 1
Las Vegas Valley, NV, General Obligation, Water District, Series A, 5.0%, 2/1/2036 (f)	18,755,000	18,860,244
Trust: Las Vegas Valley, NV, General Obligation, Water District, 144A, 9.168%, 2/1/2036, Leverage Factor at purchase date: 2 to 1
		41,697,452
New York 2.2%
New York, State Dormitory Authority Revenues, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2023 (f)	5,095,207	5,456,437
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1955-2, 144A, 17.494%, 3/15/2023, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority, Personal Income Tax Revenue, Series F, 5.0%, 2/15/2035 (f)	10,000,000	10,293,000
Trust: New York, Puttable Floating Option Tax Exempt Receipts, 144A, 9.25%, 2/15/2035, Leverage Factor at purchase date: 2 to 1
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2025 (f)	4,000,000	4,366,608
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2026 (f)	3,000,000	3,274,956
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2027 (f)	3,000,000	3,274,956
Trust: New York, State Environmental Facilities Corp., Clean Drinking Water, Series 2870, 144A, 15.915%, 6/15/2025, Leverage Factor at purchase date: 3.6 to 1
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (f)	10,000,000	10,676,800
Trust: New York City, NY, Transitional Finance Authority Revenue, Series 2072, 144A, 11.06%, 11/1/2027, Leverage Factor at purchase date: 2.5 to 1
		37,342,757
Ohio 0.7%
Ohio, State Higher Educational Facilities Commission Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (f)	4,522,767	4,688,111
Ohio, State Higher Educational Facilities Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (f)	7,712,913	7,994,884
Trust: Ohio, State Higher Educational Revenue, Series 3139, 144A, 14.139%, 1/1/2028, Leverage Factor at purchase date: 3 to 1
		12,682,995
Pennsylvania 2.4%
Pennsylvania, State General Obligation, Series A, 5.0%, 8/1/2023 (f)	21,790,000	23,775,980
Trust: Pennsylvania, State General Obligation, Series R-11505-1, 144A, 42.691%, 8/1/2023, Leverage Factor at purchase date: 10 to 1
Pennsylvania, State Revenue Bond, Series A, 5.0%, 8/1/2024 (f)	15,475,000	16,764,797
Trust: Pennsylvania, State Revenue Bond, Series 2720, 144A, 12.513%, 8/1/2024, Leverage Factor at purchase date: 3 to 1
		40,540,777
Tennessee 1.0%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2024 (f)	14,996,415	16,382,415
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-1, 144A, 17.506%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
Texas 3.2%
Conroe, TX, Independent School District, School Building, 5.0%, 2/15/2024 (f)	3,710,000	3,903,829
Conroe, TX, Independent School District, School Building, 5.0%, 2/15/2025 (f)	4,315,000	4,540,437
Trust: Conroe, TX, Independent School District, Series 2487, 144A, 17.389%, 2/15/2024, Leverage Factor at purchase date: 4 to 1
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2024 (f)	15,000,000	16,327,800
Trust: San Antonio, TX, Electric & Gas Revenue, Series 2957, 144A, 13.28%, 2/1/2024, Leverage Factor at purchase date: 3 to 1
Texas, North East Independent School District, School Building, Series A, 5.0%, 8/1/2024 (f)	10,000,000	10,932,800
Trust: Texas, North East Independent School District, Series 2355, 144A, 21.68%, 8/1/2024, Leverage Factor at purchase date: 5 to 1
Texas, State Transportation Commission Revenue, 5.0%, 4/1/2026 (f)	12,500,000	13,236,625
Trust: Texas, State Transportation Commission Revenue, Series 2563, 144A, 21.56%, 4/1/2026, Leverage Factor at purchase date: 5 to 1
Harris County, TX, Flood Control District, Series A, 5.0%, 10/1/2034 (c) (f)	5,500,000	5,700,805
Trust: Texas, Puttable Floating Option Tax Exempt Receipts, Series 4692, 144A, 9.32%, 10/1/2034, Leverage Factor at purchase date: 2 to 1
		54,642,296
Washington 2.1%
Washington, Energy Northwest Electric Revenue, Columbia Generating Station, Series A, 5.0%, 7/1/2024 (f)	10,000,000	10,681,600
Trust: Washington, Energy Northwest Electric Revenue, Series 2301, 144A, 21.68%, 7/1/2024, Leverage Factor at purchase date: 5 to 1
Washington, State General Obligation, Series A, 5.0%, 7/1/2025 (f)	10,000,000	10,744,300
Trust: Washington, State General Obligation, Series 2154, 144A, 21.68%, 7/1/2025, Leverage Factor at purchase date: 5 to 1
Washington, State General Obligation, Series 2007A, 5.0%, 7/1/2023, INS: AGMC (f)	10,000,000	10,720,200
Trust: Washington, State General Obligation, Series 2302, 144A, 21.68%, 7/1/2023, Leverage Factor at purchase date: 5 to 1
Washington, State Public Power Supply System, Nuclear Project No. 2, 10.139%, 7/1/2012	3,000,000	3,416,820
		35,562,920
Total Municipal Inverse Floating Rate Notes (Cost $279,281,343)		284,748,290

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,851,524,945)+	110.4	1,867,840,941
Other Assets and Liabilities, Net	(10.4)	(176,005,671)
Net Assets	100.0	1,691,835,270

* These securities are shown at their current rate as of November 30, 2010. Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

** Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest. The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Mashantucket, CT, Mashantucket Western Pequot Tribe, Special Revenue, Series A, 144A	6.5%	9/1/2031	7,295,000	7,628,882	3,279,978
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe, Series B, 144A	Zero Coupon	9/1/2010	2,000,000	1,385,088	910,000
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe, Series B, 144A	Zero Coupon	9/1/2011	2,000,000	1,305,909	890,000
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe, Series B, 144A	Zero Coupon	9/1/2012	2,000,000	1,228,854	920,980
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe, Series B, 144A	Zero Coupon	9/1/2013	2,000,000	1,154,117	846,100
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe, Series B, 144A	Zero Coupon	9/1/2014	2,000,000	1,081,820	783,040
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe, Series B, 144A	5.7%	9/1/2012	1,000,000	998,477	496,860
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project, Second Tier	7.375%	1/1/2030	6,000,000	5,798,546	12,000
North Manchester, IN, Peabody Retirement Community Project Revenue, Series A	7.25%	7/1/2033	3,000,000	2,910,069	1,140,600
				23,491,762	9,279,558

+ The cost for federal income tax purposes was $1,848,648,030. At November 30, 2010, net unrealized appreciation for all securities based on tax cost was $19,192,911. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $76,526,448 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $57,333,537.

(a) At November 30, 2010, this security has been pledged, in whole or in part, as collateral for open interest rate swaps.

(b) Partial interest paying security. The rate shown represents 50% of the original coupon rate.

(c) When-issued security.

(d) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.
Schedule of Restricted Security	Acquisition Date	Acquisition Cost ($)	Value ($)	Value as a % of Net Assets
Vermont, Multi-Family Housing Revenue, Housing Finance Agency, Northgate Project, 144A, AMT, 8.25%, 6/15/2020	12/12/1989	667,124	680,218	0.04

(e) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.

(f) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ACA: ACA Financial Guaranty Corp.

AGC: Assured Guaranty Corp.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.

GTY: Guaranty Agreement

INS: Insured

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.

At November 30, 2010, open interest rate swaps were as follows:
Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
1/11/2011 1/11/2016	45,000,000	1	Fixed — 3.787%	Floating — LIBOR	(4,283,505)	—	(4,283,505)
1/12/2011 1/12/2016	45,000,000	2	Fixed — 3.796%	Floating — LIBOR	(4,298,760)	—	(4,298,760)
3/22/2011 3/22/2025	15,250,000	3	Fixed — 4.513%	Floating — LIBOR	(1,799,423)	—	(1,799,423)
6/25/2010 6/25/2029	20,000,000	2	Fixed — 4.466%	Floating — LIBOR	(2,779,226)	—	(2,779,226)
8/2/2011 8/2/2029	9,750,000	1	Fixed — 3.83%	Floating — LIBOR	(75,749)	—	(75,749)
2/7/2011 2/7/2030	4,900,000	2	Fixed — 4.692%	Floating — LIBOR	(703,852)	—	(703,852)
1/27/2011 1/27/2031	21,000,000	2	Fixed — 4.657%	Floating — LIBOR	(2,954,085)	—	(2,954,085)
6/11/2010 6/11/2031	17,300,000	2	Fixed — 4.773%	Floating — LIBOR	(3,233,938)	—	(3,233,938)
10/28/2011 10/31/2031	5,000,000	2	Fixed — 3.788%	Floating — LIBOR	63,056	—	63,056
Total net unrealized depreciation on open interest rate swaps							(20,065,482)

Counterparties: 1 Citigroup, Inc. 2 JPMorgan Chase Securities, Inc. 3 The Goldman Sachs & Co. LIBOR: London InterBank Offered Rate.

For information on the Fund's policy and additional disclosures regarding interest rate swap contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Bonds and Notes (g)	$—	$1,867,840,941	$—	$1,867,840,941
Derivatives (h)	—	63,056	—	63,056
Total	$—	$1,867,903,997	$—	$1,867,903,997
Liabilities
Derivatives (h)	$—	$(20,128,538)	—	$(20,128,538)
Total	$—	$(20,128,538)	$—	$(20,128,538)

There have been no transfers in and out of Level 1 and Level 2 fair value measurements during the period ended November 30, 2010.

(g) See Investment Portfolio for additional detailed categorizations.

(h) Derivatives include unrealized appreciation (depreciation) on interest rate swap contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of November 30, 2010 (Unaudited)
Assets
Investments in securities, at value (cost $1,851,524,945)	$1,867,840,941
Cash	44,222
Interest receivable	28,335,312
Receivable for investments sold	8,216,741
Receivable for Fund shares sold	5,720,675
Unrealized appreciation on open interest rate swap contracts	63,056
Due from Advisor	87,746
Other assets	89,342
Total assets	1,910,398,035
Liabilities
Line of credit loan payable	3,500,000
Payable for investments purchased	2,971,091
Payable for investments purchased — when-issued securities	4,827,500
Payable for floating rate notes issued	181,854,570
Payable for Fund shares redeemed	1,655,644
Distributions payable	1,717,645
Unrealized depreciation on open interest rate swap contracts	20,128,538
Accrued management fee	727,118
Other accrued expenses and payables	1,180,659
Total liabilities	218,562,765
Net assets, at value	$1,691,835,270
Net Assets Consist of
Undistributed net investment income	2,141,448
Net unrealized appreciation (depreciation) on: Investments	16,315,996
Interest rate swap contracts	(20,065,482)
Accumulated net realized gain (loss)	(32,229,160)
Paid-in capital	1,725,672,468
Net assets, at value	$1,691,835,270

The accompanying notes are an integral part of the financial statements.
Statement of Assets and Liabilities as of November 30, 2010 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($501,016,225 ÷ 41,753,625 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$12.00
Maximum offering price per share (100 ÷ 97.25 of $12.00)	$12.34
Class B Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($10,212,851 ÷ 850,965 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$12.00
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($164,776,826 ÷ 13,723,573 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$12.01
Class S Net Asset Value, offering and redemption price per share ($851,664,036 ÷ 70,909,581 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$12.01
Institutional Class Net Asset Value, offering and redemption price per share ($164,165,332 ÷ 13,664,609 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$12.01

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended November 30, 2010 (Unaudited)
Investment Income
Income: Interest	$51,775,830
Expenses: Management fee	4,269,954
Administration fee	857,830
Services to shareholders	1,229,638
Custodian fee	22,204
Distribution and service fees	1,516,165
Professional fees	66,727
Trustees' fees and expenses	24,375
Reports to shareholders	64,965
Interest expense and fees on floating rate notes issued	711,827
Interest expense on line of credit	4,650
Registration fees	89,975
Other	50,875
Total expenses before expense reductions	8,909,185
Expense reductions	(817,561)
Total expenses after expense reductions	8,091,624
Net investment income	43,684,206
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	2,029,364
Interest rate swap contracts	(944,055)
1,085,309
Change in net unrealized appreciation (depreciation) on: Investments	(27,517,640)
Interest rate swap contracts	(9,349,339)
(36,866,979)
Net gain (loss)	(35,781,670)
Net increase (decrease) in net assets resulting from operations	$7,902,536

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows
for the six months ended November 30, 2010 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$7,902,536
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities: Purchases of long-term investments	(349,759,956)
Net amortization/accretion of premium (discount)	(338,927)
Proceeds from sales and maturities of long-term investments	248,135,126
(Increase) decrease in interest receivable	(1,121,219)
(Increase) decrease in other assets	120,382
(Increase) decrease in receivable for investments sold	(8,095,378)
Increase (decrease) in payable for investments and when-issued securities purchased	(4,914,263)
Increase (decrease) in other accrued expenses and payables	245,957
Change in net unrealized (appreciation) depreciation on investments	27,517,640
Change in net unrealized (appreciation) depreciation on interest rate swap contracts	9,349,339
Net realized (gain) loss from investments	(2,029,364)
Cash provided (used) by operating activities	$(72,988,127)
Cash Flows from Financing Activities
Net increase (decrease) in notes payable	3,500,000
Proceeds from shares sold	299,020,814
Cost of shares redeemed	(234,531,898)
Distributions paid (net of reinvestment of distributions)	(12,452,011)
Increase (decrease) in payable for floating rate notes issued	17,320,060
Cash provided (used) by financing activities	72,856,965
Increase (decrease) in cash	(131,162)
Cash at beginning of period	175,384
Cash at end of period	$44,222
Supplemental Disclosure of Non-Cash Financing Activities
Reinvestment of distributions	$29,351,486
Interest expense and fees on floating rate notes issued	$(711,827)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010
Operations: Net investment income	$43,684,206	$72,465,348
Net realized gain (loss)	1,085,309	(2,305,351)
Change in net unrealized appreciation (depreciation)	(36,866,979)	110,365,253
Net increase (decrease) in net assets resulting from operations	7,902,536	180,525,250
Distributions to shareholders from: Net investment income: Class A	(12,020,741)	(19,533,346)
Class B	(228,549)	(590,792)
Class C	(3,361,467)	(5,390,230)
Class S	(22,274,766)	(41,790,468)
Institutional Class	(4,089,349)	(3,865,348)
Total distributions	(41,974,872)	(71,170,184)
Fund share transactions: Proceeds from shares sold	294,642,111	777,937,281
Reinvestment of distributions	29,351,486	46,488,344
Cost of shares redeemed	(233,914,051)	(347,677,771)
Net increase (decrease) in net assets from Fund share transactions	90,079,546	476,747,854
Increase (decrease) in net assets	56,007,210	586,102,920
Net assets at beginning of period	1,635,828,060	1,049,725,140
Net assets at end of period (including undistributed net investment income of $2,141,448 and $432,114, respectively)	$1,691,835,270	$1,635,828,060

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Class A Years Ended May 31,	2010	a	2010		2009		2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$12.23		$11.21		$12.46		$12.83		$12.78		$12.88
Income from investment operations: Net investment income	.30		.62		.64		.59		.59		.60
Net realized and unrealized gain (loss)	(.23)		1.02		(1.25)		(.37)		.05		(.10)
Total from investment operations	.07		1.64		(.61)		.22		.64		.50
Less distributions from: Net investment income	(.30)		(.62)		(.64)		(.59)		(.59)		(.60)
Net realized gains	—		—		(.00	)***	—		—		(.00	)***
Total distributions	(.30)		(.62)		(.64)		(.59)		(.59)		(.60)
Net asset value, end of period	$12.00		$12.23		$11.21		$12.46		$12.83		$12.78
Total Return (%)b	.52	c**	14.96	c	(4.48	)c	1.73	c	5.03	c	4.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	501		464		275		334		196		181
Ratio of expenses before expense reductions (including interest expense) (%)d	1.04	*	1.05		1.39		1.60		1.20		1.31
Ratio of expenses after expense reductions (including interest expense) (%)d	1.02	*	1.03		1.31		1.57		1.20		1.31
Ratio of expenses after expense reductions (excluding interest expense) (%)	.94	*	.93		.92		.94		.96		.98
Ratio of net investment income (%)	5.02	*	5.31		6.10		4.67		4.56		4.70
Portfolio turnover rate (%)	13	**	28		82		70		57		43
a For the six months ended November 30, 2010 (Unaudited).
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
d Interest expense represents interest and fees on short term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class B Years Ended May 31,	2010	a	2010		2009		2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$12.23		$11.21		$12.46		$12.84		$12.78		$12.89
Income from investment operations: Net investment income	.25		.53		.56		.49		.49		.50
Net realized and unrealized gain (loss)	(.23)		1.02		(1.25)		(.38)		.06		(.11)
Total from investment operations	.02		1.55		(.69)		.11		.55		.39
Less distributions from: Net investment income	(.25)		(.53)		(.56)		(.49)		(.49)		(.50)
Net realized gains	—		—		(.00	)***	—		—		(.00	)***
Total distributions	(.25)		(.53)		(.56)		(.49)		(.49)		(.50)
Net asset value, end of period	$12.00		$12.23		$11.21		$12.46		$12.84		$12.78
Total Return (%)b	.14	c**	14.10	c	(5.19	)c	.88	c	4.31	c	3.13
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10		12		14		28		41		50
Ratio of expenses before expense reductions (including interest expense) (%)d	1.83	*	1.82		2.17		2.37		1.97		2.09
Ratio of expenses after expense reductions (including interest expense) (%)d	1.77	*	1.77		2.06		2.32		1.96		2.09
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.69	*	1.67		1.67		1.69		1.73		1.76
Ratio of net investment income (%)	4.27	*	4.57		5.35		3.92		3.79		3.92
Portfolio turnover rate (%)	13	**	28		82		70		57		43
a For the six months ended November 30, 2010 (Unaudited).
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
d Interest expense represents interest and fees on short term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class C Years Ended May 31,	2010	a	2010		2009		2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$12.24		$11.22		$12.47		$12.84		$12.78		$12.89
Income from investment operations: Net investment income	.25		.53		.56		.49		.49		.51
Net realized and unrealized gain (loss)	(.23)		1.02		(1.25)		(.37)		.06		(.11)
Total from investment operations	.02		1.55		(.69)		.12		.55		.40
Less distributions from: Net investment income	(.25)		(.53)		(.56)		(.49)		(.49)		(.51)
Net realized gains	—		—		(.00	)***	—		—		(.00	)***
Total distributions	(.25)		(.53)		(.56)		(.49)		(.49)		(.51)
Net asset value, end of period	$12.01		$12.24		$11.22		$12.47		$12.84		$12.78
Total Return (%)b	.14	c**	14.11	c	(5.17	)c	.98	c	4.31	c	3.15
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	165		154		87		87		57		64
Ratio of expenses before expense reductions (including interest expense) (%)d	1.79	*	1.84		2.16		2.31		1.96		2.07
Ratio of expenses after expense reductions (including interest expense) (%)d	1.77	*	1.78		2.06		2.31		1.96		2.07
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.69	*	1.68		1.67		1.68		1.73		1.74
Ratio of net investment income (%)	4.27	*	4.56		5.35		3.93		3.79		3.94
Portfolio turnover rate (%)	13	**	28		82		70		57		43
a For the six months ended November 30, 2010 (Unaudited).
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
d Interest expense represents interest and fees on short term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class S Years Ended May 31,	2010	a	2010		2009		2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$12.24		$11.22		$12.47		$12.85		$12.79		$12.89
Income from investment operations: Net investment income	.31		.65		.67		.62		.62		.63
Net realized and unrealized gain (loss)	(.23)		1.02		(1.25)		(.38)		.06		(.10)
Total from investment operations	.08		1.67		(.58)		.24		.68		.53
Less distributions from: Net investment income	(.31)		(.65)		(.67)		(.62)		(.62)		(.63)
Net realized gains	—		—		(.00	)***	—		—		(.00	)***
Total distributions	(.31)		(.65)		(.67)		(.62)		(.62)		(.63)
Net asset value, end of period	$12.01		$12.24		$11.22		$12.47		$12.85		$12.79
Total Return (%)	.64	b**	15.22	b	(4.23	)b	1.90	b	5.36	b	4.19
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	852		858		645		787		669		473
Ratio of expenses before expense reductions (including interest expense) (%)c	.93	*	.98		1.30		1.53		1.04		1.14
Ratio of expenses after expense reductions (including interest expense) (%)c	.77	*	.78		1.06		1.32		.96		1.14
Ratio of expenses after expense reductions (excluding interest expense) (%)	.69	*	.68		.67		.69		.73		.81
Ratio of net investment income (%)	5.27	*	5.56		6.35		4.92		4.79		4.87
Portfolio turnover rate (%)	13	**	28		82		70		57		43
a For the six months ended November 30, 2010 (Unaudited).
b Total return would have been lower had certain expenses not been reduced.
c Interest expense represents interest and fees on short term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

Institutional Class Years Ended May 31,	2010	a	2010		2009		2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$12.24		$11.22		$12.48		$12.85	$12.79	$12.90
Income from investment operations: Net investment income	.31		.66		.67		.62	.62	.63
Net realized and unrealized gain (loss)	(.23)		1.02		(1.26)		(.37)	.06	(.10)
Total from investment operations	.08		1.68		(.59)		.25	.68	.53
Less distributions from: Net investment income	(.31)		(.66)		(.67)		(.62)	(.62)	(.64)
Net realized gains	—		—		(.00	)***	—	—	(.00	)***
Total distributions	(.31)		(.66)		(.67)		(.62)	(.62)	(.64)
Net asset value, end of period	$12.01		$12.24		$11.22		$12.48	$12.85	$12.79
Total Return (%)	.66	b**	15.33	b	(4.26	)b	2.00	5.40	4.18	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	164		147		28		6	3	3
Ratio of expenses before expense reductions (including interest expense) (%)c	.78	*	.79		1.13		1.32	.92	1.14
Ratio of expenses after expense reductions (including interest expense) (%)c	.74	*	.76		1.06		1.32	.92	1.11
Ratio of expenses after expense reductions (excluding interest expense) (%)	.66	*	.66		.67		.69	.69	.78
Ratio of net investment income (%)	5.29	*	5.58		6.35		4.92	4.83	4.90
Portfolio turnover rate (%)	13	**	28		82		70	57	43
a For the six months ended November 30, 2010 (Unaudited).
b Total return would have been lower had certain expenses not been reduced.
c Interest expense represents interest and fees on short term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Strategic High Yield Tax-Free Fund (the "Fund") is a diversified series of DWS Municipal Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities are valued by independent pricing services approved by the Fund's Board, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Inverse Floaters. Inverse floating rate notes are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Investments in this type of instrument involve special risks as compared to investments in a fixed rate municipal security. The debt instrument in which the Fund may invest is a tender option bond trust (the "trust") which can be established by the Fund, a financial institution, or a broker, consisting of underlying municipal obligations with intermediate to long maturities and a fixed interest rate ("underlying bond"). Other investors in the trust usually consist of money market fund investors receiving weekly floating interest rate payments who have put options with the financial institutions. The Fund may enter into shortfall and forbearance agreements by which a Fund agrees to reimburse the trust, in certain circumstances, for the difference between the liquidation value of the fixed rate municipal security held by the trust and the liquidation value of the floating rate notes. Certain inverse floating rate securities held by the Fund have been created with bonds purchased by the Fund and subsequently transferred to the trust. These transactions are considered a form of financing for accounting purposes. As a result, the Fund includes the underlying bond in its Investment Portfolio and a corresponding liability in the Statement of Assets and Liabilities equal to the floating rate note issued. When a trust is terminated and/or collapsed by either party, the related fixed rate securities held by the trust are delivered back to the Fund where they are either held or sold, and the related liability of the floating rate note issued is adjusted. The Fund does not consider the Fund's investment in inverse floaters borrowing within the meaning of the 1940 Act. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Moreover, since these securities are in a trust form, a sale may take longer to settle than the standard two days after the trade date.

The weighted average outstanding daily balance of the floating rate notes issued during the six months ended November 30, 2010 was approximately $173,421,000, with a weighted average interest rate of 0.82%.

When Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At May 31, 2010, the Fund had a net tax basis capital loss carryforward of approximately $31,433,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until May 31, 2012 ($3,607,000), May 31, 2013 ($2,355,000), May 31, 2014 ($2,294,000), May 31, 2015 ($234,000), May 31, 2017 ($3,436,000) and May 31, 2018 ($19,507,000), the respective expiration dates, whichever occurs first. During the year ended May 31, 2010 the Fund lost, through expiration, $4,526,000 of prior year capital loss carryforward.

In addition, from November 1, 2009 through May 31, 2010, the Fund incurred approximately $3,592,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending May 31, 2011.

The Fund has reviewed the tax positions for the open tax years as of May 31, 2010 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to interest rate swap contracts and certain securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash position at the Fund's custodian bank at November 30, 2010.

B. Derivative Instruments

Interest Rate Swap Contracts. The value of the Fund's underlying bond investments are subject to interest rate risk. As interest rates increase, the value of the Fund's fixed rate bonds may fall. The longer the duration of the Fund's securities, the more sensitive the Fund will be to interest rate changes. For the six months ended November 30, 2010, to help mitigate this interest rate risk, the Fund invested in interest rate swap contracts to reduce the duration of the investment portfolio. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund agrees to pay to the other party to the interest rate swap (which is known as the "counterparty") a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The payment obligations are based on the notional amount of the swap. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in interest rates. In connection with these agreements, securities and or cash may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the interest rate swap contract, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. The Fund generally intends, but is not obligated, to terminate its interest rate swaps before the effective date. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities.

A summary of the open interest rate swap contracts as of November 30, 2010 is included in a table following the Fund's Investment Portfolio. For the period ended November 30, 2010, the investment in interest rate swap contracts had a total notional amount generally indicative of a range from approximately $183,000,000 to $183,250,000.

The following tables summarize the value of the Fund's derivative instruments held as of November 30, 2010 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivative	Swap Contracts
Interest Rate Contracts (a)	$63,056

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Unrealized appreciation on open interest rate swap contracts
Liability Derivative	Swap Contracts
Interest Rate Contracts (a)	$(20,128,538)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Unrealized depreciation on open interest rate swap contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended November 30, 2010 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Swap Contracts
Interest Rate Contracts (a)	$(944,055)

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from interest rate swap contracts
Change in Net Unrealized Appreciation (Depreciation)	Swap Contracts
Interest Rate Contracts (a)	$(9,349,339)

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized appreciation (depreciation) on interest rate swap contracts

C. Purchases and Sales of Securities

During the six months ended November 30, 2010, purchases and sales of investment securities (excluding short-term investments) aggregated $349,759,956 and $248,135,126, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $300 million of the Fund's average daily net assets	.565%
Next $200 million of such net assets	.515%
Next $500 million of such net assets	.490%
Over $1 billion of such net assets	.470%

Accordingly, for the six months ended November 30, 2010, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.50% of the Fund's average daily net assets.

For the period from June 1, 2010 through September 30, 2010, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.94%
Class B	1.69%
Class C	1.69%
Class S	.69%
Institutional Class	.69%

Effective October 1, 2010 though September 30, 2011, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.93%
Class B	1.68%
Class C	1.68%
Class S	.68%
Institutional Class	.68%

In addition, for the period from June 1, 2010 through September 30, 2011, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of Institutional Class shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.66%. The voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

In addition, for the six months ended November 30, 2010, the Advisor reimbursed $400,529 of sub-recordkeeping fees for Class S and Institutional Class shares.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2010, the Administration Fee was $857,830, of which $141,834 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2010, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived
Class A	$56,059	$56,059
Class B	2,318	2,318
Class C	19,093	18,038
Class S	331,596	331,596
Institutional Class	3,599	3,599
	$412,665	$411,610

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended November 30, 2010, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at November 30, 2010
Class B	$42,229	$6,436
Class C	620,003	103,667
	$662,232	$110,103

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pay these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2010, the Service Fee was as follows:
Service Fee	Total Aggregated	Waived	Unpaid at November 30, 2010	Annualized Effective Rate
Class A	$629,554	$4,123	$267,391	.25%
Class B	14,311	1,299	3,336	.23%
Class C	210,068	—	100,260	.25%
	$853,933	$5,422	$370,987

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2010 aggregated $54,791.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended November 30, 2010, the CDSC for Class B and Class C shares aggregated $19,268 and $16,602, respectively. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2010, DIDI received $9,358 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended November 30, 2010, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $13,359, of which $7,355 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

E. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade debt securities. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

F. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

At November 30, 2010, the Fund had a $3,500,000 outstanding loan. Interest expense incurred on the borrowings was $4,650 for the period ended November 30, 2010. The average dollar amount of the borrowings was $9,270,833, the weighted average interest rate on these borrowings was 1.53% and the Fund had a loan outstanding for twelve days throughout the period. The borrowings were valued at cost, which approximates fair value.

G. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended November 30, 2010		Year Ended May 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	9,301,048	$114,367,908	23,569,450	$280,263,805
Class B	6,160	76,436	230,116	2,698,880
Class C	2,290,638	28,211,849	6,181,997	73,583,934
Class S	9,133,311	112,493,901	24,220,534	287,642,776
Institutional Class	3,207,290	39,492,017	11,124,941	133,747,886
		$294,642,111		$777,937,281
Shares issued to shareholders in reinvestment of distributions
Class A	766,585	$9,425,461	1,246,340	$14,830,323
Class B	11,803	145,080	29,327	347,483
Class C	182,499	2,245,274	283,467	3,373,765
Class S	1,190,123	14,642,226	2,165,322	25,730,738
Institutional Class	235,072	2,893,445	182,754	2,206,035
		$29,351,486		$46,488,344
Shares redeemed
Class A	(6,295,449)	$(77,412,414)	(11,337,594)	$(134,718,387)
Class B	(142,703)	(1,756,332)	(566,970)	(6,637,185)
Class C	(1,372,374)	(16,792,209)	(1,639,776)	(19,514,260)
Class S	(9,532,313)	(116,683,688)	(13,782,080)	(164,883,465)
Institutional Class	(1,758,763)	(21,269,408)	(1,815,077)	(21,924,474)
		$(233,914,051)		$(347,677,771)
Net increase (decrease)
Class A	3,772,184	$46,380,955	13,478,196	$160,375,741
Class B	(124,740)	(1,534,816)	(307,527)	(3,590,822)
Class C	1,100,763	13,664,914	4,825,688	57,443,439
Class S	791,121	10,452,439	12,603,776	148,490,049
Institutional Class	1,683,599	21,116,054	9,492,618	114,029,447
		$90,079,546		$476,747,854

Investment Management Agreement Approval

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2010.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2010, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate substantial time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Independent Trustees as a group. The Independent Trustees reviewed the Contract Committee's findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the independent fee consultant using information supplied by Lipper Inc. ("Lipper"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by Lipper), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for each of the one-, three- and five-year periods ended December 31, 2009, the Fund's performance (Class A shares) was in the 1st quartile of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in each of the three- and five-year periods ended December 31, 2009.

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds. With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DWS under the Fund's administrative services agreement, were higher than the median of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2009). The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2009, and analyzing Lipper expense universe Class A expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper Universe Expenses. The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size).

The Board also noted that the expense limitations agreed to by DWS helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS US mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 3, 2010

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2010, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, and 2009.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 118 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A, B, C and Institutional Class:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	NOTAX	NOTBX	NOTCX	SHYTX	NOTIX
CUSIP Number	23337W-105	23337W-204	23337W-303	23337W-501	23337W-600
Fund Number	152	252	352	2008	512

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2010

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic High Yield Tax-Free Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 28, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 28, 2011